Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Operating activities:
Net income (loss)	$ 5,150,763	$ 99,998,470		$ (294,775,877)	$ (509,052,065)
Items related to investment activities
Income taxes and duties	16,492,010	320,180,839		307,348,122	185,572,075
Depreciation and amortization of wells, pipelines, properties, plant and equipment	7,199,426	139,771,815		133,431,365	129,631,820
Amortization of intangible assets	26,596	516,342		403,295	478,988
Impairment of wells, pipelines, properties, plant and equipment	4,302,912	83,538,021		1,210,595	36,353,700
Capitalized unsuccessful wells	366,234	7,110,169		9,730,391	10,947,702
Unsuccessful wells from intangible assets	716,559	13,911,491		12,565,711	8,404,284
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	1,221,951	23,723,321		47,299,622	5,297,562
Depreciation of rights of use	307,185	5,963,778		6,407,871	7,229,231
Reversal of impairment of rights of use	0	0		(87,025)	0
Impairment of joint ventures	0	0		6,703,324	0
Loss from derecognition of intangible assets	0	0		0	396,118
Cancellation of leases	(41,588)	(807,396)		(432,906)	(1,101,987)
Unrealized foreign exchange loss (income) of reserve for well abandonment	239,370	4,647,200		4,454,106	4,555,692
Reclassification of translation effect	(534,827)	(10,383,296)		0	0
(Gains) on bargain purchase of business acquisition	(65,477)	(1,271,188)		0	(707,533)
(Profit) loss sharing in joint ventures and associates, net	(17,997)	(349,401)		3,088,107	3,540,533
Items related to financing activities
Unrealized foreign exchange (income) loss	(6,621,169)	(128,545,369)		44,485,347	132,466,243
Interest expense	8,225,065	159,683,880		164,571,647	161,765,242
Interest income	(1,402,470)	(27,227,965)		(28,906,784)	(16,742,048)
Funds from operating activities	35,564,543	690,460,711		417,496,911	159,035,557
Funds from operating activities
Profit-sharing duty and income tax paid	(22,223,052)	(431,444,989)		(265,883,549)	(172,369,522)
Derivative financial instruments	428,775	8,324,369		17,792,097	(21,783,819)
Customers and accounts receivable	(3,198,140)	(62,089,654)		(48,408,683)	(20,353,395)
Inventories	(1,814,100)	(35,219,475)		(7,960,924)	17,009,543
Accounts payable and accrued expenses	2,564,739	49,792,617		1,306,311	4,654,346
Suppliers	864,815	16,789,777		(5,614,192)	23,030,055
Provisions for sundry creditors	50,350	977,512		6,184,831	2,222,492
Employee benefits	2,795,629	54,275,187		67,886,654	59,170,346
Other taxes and duties	3,336,290	64,771,737		6,435,856	14,678,059
Net cash flows from operating activities	18,369,849	356,637,792		189,235,312	65,293,662
Investing activities
Business acquisition, net of cash acquired	(1,545,896)	(30,012,487)		0	0
Interest collected	105,362	2,045,526		458,536	936,350
Resources from the sale of subsidiary companies	0	0		0	134,716
Proceeds from FONADIN - grants deferred income	0	0		4,399,765	0
Other assets	(231,633)	(4,496,986)		(31,687,825)	(3,592,553)
Acquisition of wells, pipelines, properties, plant and equipment	(15,727,341)	(305,335,318)		(209,591,816)	(114,977,051)
Acquisition of intangible assets	(1,809,780)	(35,135,611)		(25,814,218)	(23,641,105)
Net cash flows (used in) investing activities	(19,209,288)	(372,934,876)		(262,235,558)	(141,139,643)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	9,699,382	188,306,717		316,354,129	46,256,000
Proceeds from FONADIN grants	1,184,694	23,000,000	$ 0		0
Collections from the Mexican Government		0		15,788,696	4,102,622
Interest collected from the Mexican Government	384,032	7,455,715		7,126,559	1,698,318
Lease payments	(379,240)	(7,362,686)		(7,622,403)	(7,979,972)
Interest of lease paid	(168,646)	(3,274,137)		(3,646,028)	(2,030,829)
Loans obtained from financial institutions	54,814,205	1,064,179,416		1,636,216,843	1,288,129,868
Debt payments, principal only	(57,028,030)	(1,107,159,280)		(1,707,581,580)	(1,151,962,147)
Interest paid	(7,930,066)	(153,956,690)		(157,256,625)	(130,989,150)
Net cash flows from financing activities	576,331	11,189,055		99,379,591	47,224,710
Net (decrease) increase in cash and cash equivalents	(263,108)	(5,108,029)		26,379,345	(28,621,271)
Effects of foreign exchange on cash balances	(359,729)	(6,983,907)		10,137,321	7,989,421
Cash and cash equivalents at the beginning of the year	3,940,727	76,506,447		39,989,781	60,621,631
Cash and cash equivalents at the end of the year (Note 9)	$ 3,317,890	$ 64,414,511	$ 3,940,727	$ 76,506,447	$ 39,989,781